Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 665,000
Previously Paid Amount	0.00
Total Fee Amount	57.86
Total Offset Amount	0.00
Net Fee	57.86
Narrative - Max Aggregate Offering Price	$ 665,000
Final Prospectus	true